STOCK-BASED COMPENSATION - Weighted-Average Assumptions (Details) - DuPont 2020 Equity and Incentive Plan - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	0	0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			1.80%
Expected volatility			26.40%
Risk-free interest rate			1.90%
Expected life of stock options granted during period (years)			6 years